Segment Reporting - Schedule of Significant Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other segment items:
Share-based compensation expenses		$ 51	$ 100	$ 130
Patent amortization		116
Finance income, net (see also note 13c)		243	(35)	(116)
Net loss		1,545	600	779
Payroll and payroll related [Member]
Research and Development expenses (*)
Total research and development expenses	[1]	275	196	231
General and Administrative expenses (*)
Total general and administrative expenses	[1]	152	151	171
Subcontractors and consultants [Member]
Research and Development expenses (*)
Total research and development expenses	[1]	102	52	66
Other [Member]
Research and Development expenses (*)
Total research and development expenses	[1]		1	(61)
Professional services [Member]
General and Administrative expenses (*)
Total general and administrative expenses	[1]	571	107	289
Facility related and other [Member]
General and Administrative expenses (*)
Total general and administrative expenses	[1]	$ 35	$ 28	$ 69

[1]	Excluding share-based payments, patent amortization expense and finance income, net